Intangible assets, airport concessions and goodwill - Net: (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets, airport concessions and goodwill - Net:
Schedule of movements of intangible assets of airport concessions

			Foreign currency
	1/1/2020		translation		Additions (*)		Transfers		12/31/2020

Concessions (Regulated Activity)	Ps.	50,586,636	Ps.	1,059,370	Ps.	107,144	Ps.	932,376	Ps.	52,685,526
Contracts assets		978,060		1,295		3,036,386		(311,676)		3,704,065
Contractor advance		696,696				355,809		(620,700)		431,805
Licences and ODC		279,797				84,930				364,727
Commercial Right’s (Unregulated Activity)		6,149,729		340,507						6,490,236
Goodwill		2,567,365								2,567,365
Accumulated amortization		(12,132,245)		(79,297)		(1,849,871)				(14,061,413)
	Ps.	49,126,038	Ps.	1,321,875	Ps.	1,734,398			Ps.	52,182,311

			Foreign currency
	1/1/2021		translation		Additions (**)		Transfers		12/31/2021

Concessions (Regulated Activity)	Ps.	52,685,526	Ps.	(284,573)	Ps.	219,336	Ps.	2,113,556	Ps.	54,733,845
Contracts assets		3,704,065		8,403		3,146,143		(2,113,556)		4,745,055
Contractor advance		431,805		(104)		278,496				710,197
Licences and ODC		364,727				27,685				392,412
Commercial Right’s (Unregulated Activity)		6,490,236		182,071						6,672,307
Goodwill		2,567,365		35,877						2,603,242
Accumulated amortization		(14,061,413)		92,993		(1,915,289)				(15,883,709)
	Ps.	52,182,311	Ps.	34,667	Ps.	1,756,371			Ps.	53,973,349
(*)

Within the most significant additions of 2020, we can mention: a) the enlargement of the terminal building, commercial platform, runways, taxiways and roads at the Merida Airport, and the commencement of works for the enlargement of terminal 3 and expansion works in terminal 4, expansion of taxiways, runways and roads at the Cancun Airport, installation of a new system to screen checked baggage, enlargement of the commercial platform, runways and taxiways at the Huatulco Airport.

(**)

Within the most significant additions in 2021 are: Mexico a) the continuation of the expansion works of the terminal building, commercial platform and roads of the Merida Airport; b) as well the continuation of the expansion works of terminal 3 and expansion works of terminal 4, expansion of taxiways, expansion of platforms and roads at Cancun Airport. At Aerostar, the expansion works of Terminal D at the LMM Airport.

Schedule of allocation of goodwill for each operating segment

	December 31,
	2020		2021
Aerostar	Ps.	1,057,651	Ps.	997,644
Airplan		1,509,714		1,605,598

	Ps.	2,567,365	Ps.	2,603,242

Schedule of expected probability weighted cash flows

	2020			2021
	Mexico	Airplan	Aerostar	Airplan	Aerostar

Negative scenario	25.00%	25.00%	25.00%	20.00%	15.00%
Base scenario	65.00%	65.00%	65.00%	70.00%	75.00%
Positive scenario	10.00%	10.00%	10.00%	10.00%	10.00%

Schedule of CGU with a significant amount of goodwill

	2020
	Mexico	Airplan	Aerostar
Discount rate	12.20%	6.92%	9.54%
Operating costs and expenses annual average	3.00%	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU	34.80%	52.16%	19.37%
Recovery period (years)	5	3	5
Average growth rate of passengers in the period
after the recovery of passengers for each CGU	2.30%	4.90%	1.70%
Hierarchy level of the fair value of the recoverable of the CGU	3	3	3

	2021
	Airplan	Aerostar

Discount rate	8.57%	9.26%
Operating costs and expenses annual average	3.00%	3.00%
Passenger growth rate in the recovery period of each CGU	18.96%	— *
Recovery period(years)	1	— *
Average growth rate of passengers in the period after the recovery of passengers for each CGU	4.90%	1.70%
Hierarchy level of the fair value of the recoverable of the CGU	3	3

* this CGU recovered its passengers level in 2021